AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jan ETF

Schedule of Investments

June 30, 2022 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 34.8%
Options on Equity Indices - 34.8%
S&P 500 Index	December 2022	$3,098.06	344	$106,573,264	$26,493,333
S&P 500 Mini Index	December 2022	309.85	324	10,039,140	2,494,098
Total Options Purchased - Calls (Cost $61,631,999)				116,612,404	28,987,431
OPTION PURCHASED - PUTS(b) - 75.4%
Options on Equity Indices - 75.4%
S&P 500 Index	December 2022	4,766.23	172	81,979,156	16,574,869
S&P 500 Index	December 2022	6,196.13	172	106,573,436	40,706,511
S&P 500 Mini Index	December 2022	476.67	162	7,722,054	1,561,842
S&P 500 Mini Index	December 2022	619.70	162	10,039,140	3,835,377
Total Options Purchased - Puts (Cost $40,586,949)				206,313,786	62,678,599

				Principal
SHORT-TERM INVESTMENTS - 0.0%*
Time Deposits - 0.0%*
Banco Bilbao Vizcaya Argentaria SA, Madrid, 0.910%, 7/01/22(c)				$15,360	15,360
Total Short-Term Investments (Cost $15,360)					15,360

Total Investments – 110.2% (Cost $102,234,308)					91,681,390
Other assets less liabilities – (10.2)%					(8,502,919)
Net Assets – 100.0%					$83,178,471

* Rounds to less than 0.05%.

(a) Each contract equals 100 shares.

(b) Non-income producing.

(c) Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of June 30, 2022.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jan ETF

Schedule of Investments

June 30, 2022 (unaudited) (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF JUNE 30, 2022

CALL OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	172	$5,085.51	December 2022	$1,871,801	$87,470,772	$(58,315)
S&P 500 Index	172	6,196.13	December 2022	79,375	106,573,436	(4,761)
S&P 500 Mini Index	162	508.55	December 2022	117,027	8,238,510	(5,493)
S&P 500 Mini Index	162	619.70	December 2022	3,581	10,039,140	(448)
				$2,071,784	$212,321,858	$(69,017)

PUT OPTIONS WRITTEN(a)

Description	Contracts(b)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	U.S. $ Value
S&P 500 Index	344	$3,098.06	December 2022	$2,198,026	$106,573,264	$(2,704,660)
S&P 500 Index	172	3,812.94	December 2022	2,546,128	65,582,568	(4,646,688)
S&P 500 Mini Index	324	309.85	December 2022	219,283	10,039,140	(254,944)
S&P 500 Mini Index	162	381.29	December 2022	273,079	6,176,898	(437,626)
				$5,236,516	$188,371,870	$(8,043,918)
TOTAL OPTIONS WRITTEN				$7,308,300	$400,693,728	$(8,112,935)

(a) Non-income producing.

(b) Each contract equals 100 shares.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jan ETF

Notes to Schedule of Investments

June 30, 2022 (unaudited)

Investment Valuation

The AllianzIM U.S. Large Cap Buffer20 Jan ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures adopted by the Board of Trustees (the “Board”) from time to time and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and written by the Fund generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures adopted by the Board from time to time and the requirements of the 1940 Act.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has delegated to the Adviser’s Fund Valuation Committee the authority to determine fair value prices in accordance with valuation procedures adopted by the Board. The effect of using fair value pricing is that the Fund’s net asset value will be subject to the judgment of the Board, or its delegate, the Adviser’s Fund Valuation Committee, instead of being determined by the market.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jan ETF

Notes to Schedule of Investments

June 30, 2022 (unaudited) (continued)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of June 30, 2022:

AllianzIM U.S. Large Cap Buffer20 Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$28,987,431	$–	$28,987,431
Option Purchased - Puts	–	62,678,599	–	62,678,599
Short-Term Investments
Time Deposits	15,360	–	–	15,360
Total Assets	$15,360	$91,666,030	$–	$91,681,390
Liabilities
Call Options Written	$–	$(69,017)	$–	$(69,017)
Put Options Written	–	(8,043,918)	–	(8,043,918)
Total Liabilities	$–	$(8,112,935)	$–	$(8,112,935)